RENN Fund, Inc.

Consolidated Schedule of Investments

As of March 31, 2022 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 34.36%
83,886	Fidelity Government Cash Reserves Portfolio - Institutional Class, 0.01%	$83,886	$83,886
5,126,235	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 0.01%	5,126,235	5,126,235
	Total Money Market Funds	5,210,121	5,210,121

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)(5)	727,396	-
	Total Convertible Bonds	727,396	-

	COMMON EQUITIES – 63.88%
	Accomodations – 0.56%
3,608	Civeo Corp.(2)	127,363	85,167

	Aerospace & Defense – 0.03%
20	Boeing Co.(2)	4,267	3,831

	Asset Management – 1.30%
973	Associated Capital Group, Inc. - Class A	40,594	40,778
7,098	Gamco Investors, Inc.	189,620	156,937
		230,214	197,715

	Diversified Financial Services – 0.20%
1,800	Galaxy Digital Holdings Ltd.(2)(4)	31,086	30,667

	Marine Shipping – 0.10%
300	Clarkson PLC(4)	16,197	14,582

	Metal Mining – 4.35%
580	Franco-Nevada Corp.	83,192	92,522
18,478	Mesabi Trust	496,054	492,254
1,560	Wheaton Precious Metals Corp.	65,121	74,225
		644,367	659,001

	Medicinal Chemicals and Botanical Products – 6.10%
77,228	FitLife Brands, Inc.(2)	9,131,688	925,964

	Oil and Gas – 19.31%
9,859	Permian Basin Royalty Trust	125,710	123,336
808,445	PetroHunter Energy Corporation(1)(2)(5)	101,056	-
16,300	PrairieSky Royalty Ltd.(4)	193,455	225,426
1,908	Texas Pacific Land Trust	1,079,739	2,579,826
		1,499,960	2,928,588
	Other Financial Investment Activities – 0.03%
100	CF Acquisition Corp.VI – Class A. (2)	1,206	1,187
1	Morgan Group Holding Co.(2)	16	2
900	Urbana Corp.(4)	2,910	2,807
		4,132	3,996

	Real Estate – 0.43%
3,600	Tejano Ranch Co.(2)	68,859	65,736

	Securities and Commodity Exchanges – 1.78%
685	Cboe Global Markets, Inc.	80,892	78,378
204	CME Group, Inc.	46,086	48,523
240	Intercontinental Exchange, Inc.	30,806	31,709
14,000	Miami International Holdings, Inc.(1)(2)(3)	105,000	110,740
		262,784	269,350

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 1.10%
5,460	Grayscale Bitcoin Trust(2)	258,912	166,748

	Surgical & Medical Instruments & Apparatus – 26.48%
615,000	Apyx Medical Corp.(2)	1,470,958	4,015,950

	Technology Services – 2.11%
550	Core Scientific, Inc.(2)	7,513	4,526
1,048	CACI International, Inc. – Class A. (2)	296,486	315,720
		303,999	320,246
	Total Common Equities	14,054,786	9,687,541

	EXCHANGE TRADED FUNDS – 0.05%
124	ProShares Short VIX Short-Term Futures ETF(2)	7,201	6,765
	Total Exchange Traded Funds	7,201	6,765

	OPEN ENDED MUTUAL FUNDS – 0.10%
824	Kinetics Spin-Off and Corporate Restructuring Fund	13,167	15,829
	Total Open Ended Mutual Funds	13,167	15,829

	PREFERRED STOCKS – 1.23%
30,966	Diamond Standard, Inc.(1)(2)(3)	185,798	185,798
	Total Preferred Stocks	185,798	185,798

	WARRANTS – 0.03%
837	Diamond Standard, Inc., Exercise Price: $9.00, Expiration Date: January 15, 2026(1)(2)(3)	-	-
2,132	Miami International Holdings, Inc., Exercise Price: $7.50, Expiration Date: March 31, 2026(1)(2)(3)	-	4,413
	Total Warrants	-	4,413

	TOTAL INVESTMENTS – 99.65%	$20,198,468	$15,110,467
	OTHER ASSETS LESS LIABILITIES – 0.35%		53,792
	NET ASSETS - 100.00%		$15,164,259

Shares or Principal Amount	Company	Proceeds	Value
	SECURITIES SOLD SHORT – 0.00%
	EXCHANGE TRADED FUNDS – 0.00%
(12)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	$(202)	$(144)
(12)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF(2)	(123)	(93)
(7)	ProShares Ultra VIX Short-Term Futures ETF(2)	(1,102)	(94)
	Total Exchange Traded Funds	(1,427)	(331)

	TOTAL SECURITIES SOLD SHORT – 0.00%	$(1,427)	$(331)

(1)	See Annual Report Note 5 - Fair Value Measurements.
(2)	Non-Income Producing.
(3)	Diamond Standard, Inc. and Miami International Holdings, Inc. are each currently a private company. These securities are illiquid and valued at fair value.
(4)	Foreign security denominated in U.S. Dollars.
(5)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.